11008580

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
NOV 30 2011
Washington, DC 20549

CERT NAS
File No. 001-35268

By Electronic Mail

November 30, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on November 30, 2011 The Nasdaq Stock Market (the "Exchange") received from Synergy Pharmaceuticals, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of two shares of Common Stock
and one Warrant to purchase one share of Common Stock
Common Stock, par value $0.0001 per share
Warrants to purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery